Shareholders' Equity - Summary of Reconciliation of Outstanding Share Options (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Outstanding at January 1 | shares	2,213,985	1,394,844	953,689
Forfeited during the year | shares	(38,874)	(58,164)	(31,351)
Expired during the year | shares	(31,629)	(762)	(5,454)
Exercised during the year | shares	(135,888)	(136,666)	(18,283)
Granted during the year | shares	625,445	1,014,733	496,243
Outstanding at December 31 | shares	2,633,039	2,213,985	1,394,844
Exercisable at December 31 | shares	1,275,669	687,070	418,453
Outstanding at January 1 | €	€ 13.99	€ 8.69	€ 5.35
Forfeited during the year | €	14.48	17.27	6.07
Expired during the year | €	11.00	8.67	11.95
Exercised during the year | €	6.80	2.24	1.93
Granted during the year | €	14.96	19.88	14.74
Outstanding at December 31 | €	14.62	13.99	8.69
Exercisable at December 31 | €	€ 0	€ 0	€ 0